COMMITMENTS AND CONTINGENCIES (Details - Schedule of Supplemental Information Related Leases) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 390,819	$ 389,813	$ 782,591	$ 414,085
Short term lease Cost	46,717	17,922	33,751	21,628
Operating cash outflow used for operating leases	$ 316,040	$ 185,000	$ 416,250	$ 285,959
Weighted average discount rate	9.00%	9.00%	9.00%	9.00%
Weighted average remaining lease term	9 years	9 years 10 months 24 days	9 years 6 months	10 years 4 months 24 days